Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 34,157	$ 26,491	$ 14,000
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	23,383	19,138	19,862
Stock-based compensation	3,987	1,405	1,942
Accretion of discount on Series B Debentures	134	171	194
Impairment of right of use asset	351
Capital loss (gain) from sale of property and equipment	44	(40)
Net changes in operating assets and liabilities
Trade receivables, net, unbilled receivables and contract assets	(5,168)	10,514	(7,588)
Other operating assets	(2,049)	6,726	509
Deferred tax liabilities, net	(16)	(6,441)	(1,567)
Trade payables	(1,344)	(1,476)	(1,870)
Other operating liabilities	1,435	6,667	(174)
Deferred revenues	2,992	2,747	2,349
Accrued severance pay, net	349	255	43
Net cash provided by operating activities	58,255	66,157	27,700
Cash flows from investing activities:
Purchase of property and equipment	(2,633)	(11,474)	(1,914)
Proceeds from sale of property and equipment	12	834
Capitalized software development costs	(5,798)	(5,665)	(5,160)
Net cash paid for acquisitions (b)	(109,052)	(1,554)	(18,507)
Investment in deposits	(30,397)	(1,119)
Investment in restricted deposit on account of future acquisition	22,890	(22,890)
Acquisition of intellectual property rights	(2,810)
Net cash used in investing activities	(127,788)	(41,868)	(25,581)
Cash flows from financing activities:
Proceeds from employee stock options exercised	5,050	780	895
Receipt of short-term loan	20,000
Repayment of loans	(20,000)	(4)	(237)
Proceeds from issuance of Series B Debentures, net of issuance expenses	60,346
Repayment of Series B Debentures	(9,898)	(9,898)
Distribution of dividend	(7,044)	(11,009)	(9,978)
Acquisition of minority interests	(147)
Payments of contingent consideration	(538)	(374)	(61)
Dividend to non-controlling interest		(149)	(47)
Proceeds from issuance of ordinary shares, net of issuance expenses	108,737
Net cash provided by (used in) financing activities	156,506	(20,654)	(9,428)
Effect of exchange rate changes on cash	(707)	(1,968)	470
Increase (decrease) in cash, and cash equivalents	86,266	1,667	(6,839)
Cash, cash equivalents at beginning of year	66,295	64,628	71,467
Cash and cash equivalents at end of year	152,561	66,295	64,628
Supplemental cash flow activities:
Interest paid, net	5,439	2,481	2,067
Income taxes	16,330	6,397	2,853
Working capital, net (excluding cash and cash equivalents)	10,839	317	2,317
Other long-term assets	(9,577)	(412)	(186)
Other long-term liabilities	24,572	200	3,766
Redeemable non-controlling interests	450
Goodwill and other intangible assets	(135,336)	(1,659)	(24,404)
Net cash paid for acquisitions, total	(109,052)	(1,554)	(18,507)
Disposal of property			(155)
Net lease liabilities arising from obtaining right-of-use assets	1,861	19,125
Property and equipment purchase incurred but unpaid at period end	$ 490	$ 315	$ 76